Equity accounted investments - ROMPCO (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Significant events and transactions
Cash and cash equivalents	R 41,050	R 45,383
Total assets	359,555	364,980
Non-current liabilities	132,508	150,957
Tax payable	636	1,108	R 1,876
Summarised income statement
Turnover	249,096	275,111	289,696
Depreciation and amortisation	(14,002)	(15,644)	(16,491)
Other operating expenses	(8,711)	(13,854)	(9,023)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	18,819	(27,305)	21,520
Finance income	2,925	3,226	2,253
Finance costs	(9,462)	(10,427)	(9,259)
Earnings/(loss) before tax	12,282	(34,506)	14,514
Taxation	(4,556)	(9,739)	(5,181)
Earnings/(loss) for the year	7,726	(44,245)	9,333
Reconciliation of summarised financial information
Earnings before tax for the year	12,282	(34,506)	14,514
Taxation	(4,556)	(9,739)	(5,181)
Dividends paid	(233)	(7,850)	(14,187)
Carrying value of equity accounted investment	12,959	14,742
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Significant events and transactions
Non-current assets	2,658	4,570
Cash and cash equivalents	964	1,051
Other current assets	2,219	721
Total assets	5,841	6,342
Non-current liabilities	514	659
Current liabilities	220	162
Tax payable	166	501
Total liabilities	900	1,322
Net assets	4,941	5,020	4,672
Summarised income statement
Turnover	4,777	4,800
Depreciation and amortisation	(651)	(622)
Other operating expenses	(442)	(437)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,684	3,741
Finance income	231	169
Finance costs	(17)	(15)
Earnings/(loss) before tax	3,898	3,895
Taxation	(1,051)	(1,247)
Earnings/(loss) for the year	2,847	2,648
Share of profit before tax	780	779
Taxation	(210)	(249)
Share of profit after tax	570	530
Amortisation of fair value adjustment on acquisition of investment	(70)	(70)
Share of profits of equity accounted investment	500	460
Reconciliation of summarised financial information
Net assets at the beginning of the year	5,020	4,672
Earnings before tax for the year	3,898	3,895
Taxation	(1,051)	(1,247)
Dividends paid	(2,926)	(2,300)
Net assets at the end of the year	4,941	5,020	R 4,672
Carrying value of equity accounted investment	2,737	2,823
Historical net asset value	988	1,004
Group's share of fair value adjustment on acquisition of investment	R 1,749	R 1,819
Share of pre-tax profits (as a percent)	20.00%	20.00%